Equity	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Equity
17	Equity

a.	Share capital

As of December 31, 2018, Arco’s share capital is represented by 50,261,027 common shares of par value of US$ 0.00005 each, comprised by 27,658,290 Class B common shares and 22,602,737 Class A common shares.

The Class B common shares are entitled to 10 votes per share and the Class A common shares, which are publicly traded, are entitled to one vote per share. The Class B common shares are convertible into an equivalent number of Class A common shares and generally convert into Class A common shares upon transfer subject to limited exceptions.

The dual class structure will exist as long as the total number of issued and outstanding Class B common shares is at least 10% of the total number of shares outstanding.

b.	Capital reserve

Capital reserve includes additional paid in capital amounts related to the difference between the subscription price that shareholders paid for the common shares and their nominal value.

c.	Dividends

As determined by the Brazilian Corporate Law, EAS is required to pay a minimum dividend amounting to 25% of the profit of the year. Any amount in excess to 25% must be maintained in equity and after approval by the shareholders, the dividends can be considered formally declared.

The table below provides the calculations of dividends for the years ended December 31, 2017 and 2016.

	2017	2016
Profit for the year attributable to equity holders of the parent	44,255	75,129
(-) Legal reserve - 5%	(2,213)	(3,756)

Calculation basis for dividend distribution	42,042	71,373

Minimum mandatory dividend—25%	(10,511)	(17,843)
Additional dividends proposed	—	(57,210)

Total	(10,511)	(75,053)

On September 25, 2017, the extraordinary general shareholders’ meeting declared and approved the distribution of dividends for the year ended December 31, 2016 of R$ 75,053, which R$ 57,210 represented additional dividends and were registered in earnings reserve.

For the year ended December 31, 2017, the Company recorded minimum mandatory dividends of R$ 10,511.

On June 29, 2018, the shareholders’ meeting of Arco Brazil approved a dividend distribution of R$ 85,000 which was paid on July 4, 2018.